Investments in associates and joint ventures (Details)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Beginning of the year	$ 21,293,000,000		$ 184,999,000,000
Share capital increase and contributions		$ 1,534	69
Decrease of interest in associates and joint ventures (v)	0		(71,916)
Share of loss	(195,000,000)		(5,067,000,000)
Other comprehensive results	(646)		(6,120,000,000)
Dividends (i)	(3,675,000,000)		(149,000,000)
Participation in other changes in equity		(282)		$ 0
Investments in associates and joint venture, deconsolidation		0	(79,438,000,000)
Devaluation (iv)	0		(1,027,000,000)
Reclassification to financial instruments		148		$ 0
Others	$ 29,000,000		(58,000,000)
End of the year (ii)		$ 17,910,000,000	$ 21,293